UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Global Dividend Income Portfolio
BlackRock Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Report to Stockholders

January 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds II

BlackRock Global Dividend Income Portfolio

BlackRock Income Portfolio

Not FDIC Insured

No Bank Guarantee

May Lose Value

2	BLACKROCK FUNDS II	JANUARY 31, 2011

Dear Shareholder

Economic data fluctuated widely throughout 2010, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. The sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge to global growth, but overall levels of uncertainty are gradually declining as the United States and the world economy are progressing from a stimulus-driven recovery into a consumption-driven expansion.

In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy. It is important to note that we are in the midst of the first global economic recovery that is being led by emerging economies, and the United States has only just begun its transition to a self-sustaining expansion, suggesting that economic improvements still have a way to go.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Stocks continued their advance through most of January until the political unrest in Egypt and widespread discord across the Middle East caused a sharp, but temporary decline at the end of the period. US stocks outpaced most international markets over the 12-month period. Small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing prices downward) through year end and into the New Year. However, on a 12-month basis, yields were lower overall and fixed income markets performed well. Conversely, the tax-exempt municipal market was dealt an additional blow as it became evident that the Build America Bond program would expire at the end of 2010. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and sparked additional volatility in the municipal market. These conditions began to moderate as the period came to a close and the market has shown signs of improvement in supply-and-demand technicals.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of January 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.93%	22.19%
US small cap equities (Russell 2000 Index)	20.75	31.36
International equities (MSCI Europe, Australasia, Far East Index)	16.10	15.38
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.06	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.25)	5.25
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.20	5.06
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(2.84)	1.10
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	8.65	15.96

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/ shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2011	BlackRock Global Dividend Income Portfolio

Investment Objective

BlackRock Global Dividend Income Portfolio’s (“Fund”) (formerly known as BlackRock Income Builder Portfolio) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally.

Portfolio Management Commentary

How did the Fund perform?

•

As of November 1, 2010, the Fund changed its name from the BlackRock Income Builder Portfolio to the BlackRock Global Dividend Income Portfolio. Along with the name change, the Fund also changed its investment objective and strategy to an income-focused, global equity strategy. Accordingly, the Fund has changed the benchmark against which it measures its performance from a custom benchmark, comprised of 75% S&P 500 Index and 25% Barclays Capital US Aggregate Bond Index, to the MSCI All Country World Index. The Fund’s management believes the MSCI All Country World Index is more relevant to the Fund’s new investment strategy.

•

For the six-month period ended January 31, 2011, the Fund posted a positive return. For the first three months of the period through October 31, 2010, the Fund’s Institutional and Investor A Shares outperformed its custom blended benchmark, while the Fund’s Investor C Shares underperformed the custom blended benchmark. For the three months following the strategy change through the end of the reporting period, the Fund underperformed its performance benchmark, the MSCI All Country World Index. The following discussion of relative performance regarding the mixed asset strategy pertains to the respective equity and fixed income indices that are part of the custom blended benchmark. The discussion of relative performance regarding the global dividend income strategy pertains to the MSCI All Country World Index.

What factors influenced performance?

•

For the first three months of the period through October 31, 2010, the equity portion of the Fund underperformed the S&P 500 Index due to the Fund’s cash position in a rising market environment, as well as notable underweights in the information technology (IT) and consumer discretionary sectors and a notable overweight in the utilities sector. On the positive side, the Fund benefited from an underweight in the financials sector, an overweight and stock selection in telecommunication services (telecom), stock selection in consumer staples, and an overweight in materials. During the same three-month period, the fixed income portion of the Fund outperformed the Barclays Capital US Aggregate Bond Index due to the Fund’s allocations to high yield and international bonds, as the returns on both sectors beat the benchmark return.

•

For the three months following the strategy change through the end of the reporting period, the Fund underperformed the MSCI All Country World Index. Underperformance was attributable, in part, to the Fund’s low beta (sensitivity to market volatility) relative to the benchmark. The Fund’s bias toward more defensive, higher-yielding sectors hindered results as cyclical stocks strengthened over the period. In particular, Fund results suffered from an overweight in the consumer staples sector and an underweight in materials. In addition, the market’s focus on Europe’s sovereign debt risks in November led to weakness among many European stocks held by the Fund. Names including Novartis AG and Sanofi-Aventis SA declined, while Telefonica SA’s results highlighted the contrast in fortunes between its robust Latin American units and its weakness in Spain. On a stock-specific basis, the Fund saw strong absolute performance from some of its telecom names, including Israel’s BEZEQ The Israeli Telecommunication Corp. Ltd. and Taiwan’s Chunghwa Telecom Co. Ltd. In the IT sector, Taiwan Semiconductor Manufacturing Co. Ltd. surged to a 10-year high on expectations of new order wins. The Fund used foreign currency derivatives to hedge market and currency risk and to maintain efficient portfolio management. For the period, the use of these derivatives had a negative impact on performance.

Describe recent portfolio activity.

•

As detailed above, during the reporting period the Fund changed its name, strategy and benchmark. Under the new strategy, management expects that the Fund will generally have low turnover; however, some purchases were made following the initial strategy transition. Specifically, the Fund purchased Svenska Handelsbanken AB, a high-quality Nordic bank. The Fund also bought BHP Billiton Plc, which added some cyclicality to the portfolio, while offering an attractive dividend yield.

Describe Fund positioning at period end.

•

The Global Dividend Income management team continues to invest in high-quality, dividend-paying companies with a long-term perspective. In the search for “quality,” the management team’s sector specialists consistently seek companies with sustainable business models, strong financial positions and above-average dividend yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	JANUARY 31, 2011

BlackRock Global Dividend Income Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the US (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the US).

[3]

This unmanaged market capitalization-weighted index is made up of equities from 45 countries, including the United States. The Fund now uses this index as its benchmark rather than the custom benchmark, comprised of 75% S&P 500 Index and 25% Barclays Capital US Aggregate Bond Index because Fund management believes it is more representative of the industry standard benchmark for funds with similar strategies.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of The McGraw-Hill Companies.

[5]	This unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.
[6]	The customized weighted index is comprised of the returns of the S&P 500 Index (75%) and Barclays Capital US Aggregate Bond Index (25%).
[7]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2011
		Average Annual Total Returns[8]
		1 Year		Since Inception[9]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.58%	11.82%	N/A	(0.03)%	N/A
Investor A	5.52	11.66	5.79%	(0.25)	(2.12)%
Investor C	5.11	10.81	9.81	(1.03)	(1.03)
MSCI All Country World Index (ACWI)	16.77	19.61	N/A	(2.16)	N/A
S&P 500 Index	17.93	22.19	N/A	(0.04)	N/A
Barclays Capital US Aggregate Bond Index	0.20	5.06	N/A	5.57	N/A
75% S&P 500 Index/25% Barclays Capital US Aggregate Bond Index	13.41	18.09	N/A	1.78	N/A

[8]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[9]	The Fund commenced operations on April 7, 2008.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[11]
	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During the Period[10]	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During the Period[10]	Annualized Expense Ratio
Institutional	$1,000.00	$1,055.80	$3.89	$1,000.00	$1,021.42	$3.82	0.75%
Investor A	$1,000.00	$1,055.20	$5.18	$1,000.00	$1,020.16	$5.09	1.00%
Investor C	$1,000.00	$1,051.10	$8.84	$1,000.00	$1,016.59	$8.69	1.71%

[10]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period shown).

[11]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JANUARY 31, 2011	5

Fund Summary as of January 31, 2011	BlackRock Income Portfolio

Investment Objective

BlackRock Income Portfolio’s (“Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2011, the Fund outperformed its custom benchmark, which is comprised of 50% S&P 500 Index and 50% Barclays Capital US Aggregate Bond Index.

What factors influenced performance?

•

The Fund’s outperformance versus its custom benchmark was driven by the fixed income portion of the Fund (roughly 50% of total assets), which is allocated across several BlackRock fixed income funds. The fixed income portfolio outperformed the Barclays Capital US Aggregate Bond Index due to its allocation to the BlackRock High Yield Bond Portfolio, which benefited from the rally in risk assets during the period. Security selection among lower quality speculative grade names as well as an underweight in higher quality speculative grade issues boosted returns in the BlackRock High Yield Bond Portfolio. The Fund’s investment in the BlackRock Low Duration Bond Portfolio also benefited performance due to its overweight in corporate credit and spread sectors, including allocations outside the benchmark to asset-backed securities (ABS), commercial mortgage-backed securities and non-agency residential mortgage-backed securities (RMBS). The Fund also held shares of the BlackRock International Bond Portfolio, which performed well due to its duration (sensitivity to interest rates) positioning in the US and Europe, its long position in Japanese inflation-linked bonds and exposure to corporate credit.

•

The equity portion of the Fund underperformed relative to the S&P 500 Index due to an underweight position and stock selection in the energy sector as well as overweight positions in utilities and information technology. In addition, holdings in cash and cash equivalents detracted from performance as equity markets generally advanced over the period. Contributing positively to performance was strong stock selection in the telecommunication services and industrials sectors as well as an overweight position and stock selection in consumer staples. An overweight in materials and significantly underweight positions in health care and financials also benefited performance.

Describe recent portfolio activity.

•

Within the equity portion, there were relatively few portfolio changes during the period, as we maintained our low-turnover philosophy and long-term outlook. We sought opportunities in the consumer discretionary, financials and industrials sectors where we believe certain companies are well-positioned to benefit from steadier economic growth.

•

With respect to the Fund’s fixed income investments, the BlackRock High Yield Bond Portfolio remained cautious of many lower quality names as their valuations became less attractive and their businesses remain vulnerable in a slow-growth economic environment. Throughout the period, the BlackRock High Yield Bond Portfolio pursued higher quality deals in the high-yield new-issue market and senior-secured bonds offering superior downside protection. The BlackRock Low Duration Bond Portfolio gradually reduced its overall level of risk during the period by reducing exposure to non-agency RMBS and supranational and sovereign credits, while increasing exposure to more liquid government sectors, investment grade corporates, and agency MBS. The BlackRock Low Duration Bond Portfolio remains biased toward short-dated US investment grade credit and ABS relative to its benchmark, the BofA Merrill Lynch 1-3 Year US Corporate & Government Bond Index. The BlackRock International Bond Portfolio tactically managed its portfolio duration during the period. Relative to its benchmark, the Citigroup Non-US World Government Bond Index, the BlackRock International Bond Portfolio reduced its short duration position in the US and increased its underweight duration position in German Bunds.

Describe Fund positioning at period end.

•

At period end, the fixed income portion of the Fund was allocated as follows: 41% BlackRock High Yield Bond Portfolio, 54% BlackRock Low Duration Bond Portfolio and 5% BlackRock International Bond Portfolio.

•

The equity portion of the Fund remains positioned to benefit from both domestic and global economic growth, stronger worldwide demand for raw materials and increasing levels of free cash flow at the company level. Given our expectations for economic growth in 2011, a temporary resolution of tax policy, a continued acceleration in dividends and a predicted flow of funds into equities, we believe price appreciation among large-cap stocks could exceed the level of company earnings in 2011. Our focus continues to be on the balance between growing, reliable dividend income and stable capital appreciation as companies and markets progressively gain structure and momentum in 2011.

•	The Fund’s allocation to cash and cash equivalents at period end was approximately 9%.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS II	JANUARY 31,2011

BlackRock Income Portfolio
Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund will invest approximately 50% of its assets in equity securities and approximately 50% of its assets in BlackRock fixed-income mutual funds and may invest in fixed-income securities.
[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of The McGraw-Hill Companies.

[4]	This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.
[5]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the S&P 500 Index (50%) and Barclays Capital US Aggregate Bond Index (50%).
[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2011

		Average Annual Total Returns[7]
		1 Year		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.59%	15.64%	N/A	4.31%	N/A
Investor A	9.51	15.31	9.30%	4.07	2.11%
Investor C	9.09	14.49	13.49	3.30	3.30
S&P 500 Index	17.93	22.19	N/A	(0.04)	N/A
Barclays Capital US Aggregate Bond Index	0.20	5.06	N/A	5.57	N/A
50% S&P 500 Index/50% Barclays Capital US Aggregate Bond Index	8.94	13.85	N/A	3.33	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 7, 2008.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[10]
	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During the Period[9]	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$1,095.90	$2.91	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	$1,000.00	$1,095.10	$4.22	$1,000.00	$1,021.17	$4.08	0.80%
Investor C	$1,000.00	$1,090.90	$8.17	$1,000.00	$1,017.39	$7.88	1.55%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period shown).

[10]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JANUARY 31, 2011	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after December 1, 2011. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2010 and held through January 31, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK FUNDS II	JANUARY 31,2011

Fund Information as of January 31, 2011

BlackRock Global Dividend Income Portfolio

Ten Largest Holdings	Percent of Long-Term Investments
Sanofi-Aventis SA	4%
Telefonica SA	3
GlaxoSmithKline Plc	3
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3
Royal Dutch Shell Plc - B Shares	3
Novartis AG	3
Vodafone Group Plc	3
Unilever Plc	3
British American Tobacco Plc	3
Total SA	3

Geographic Allocation	Percent of Long-Term Investments
United States	31%
United Kingdom	20
France	10
Taiwan	6
Switzerland	5
Netherlands	4
Hong Kong	4
Spain	3
Singapore	3
Sweden	3
Canada	3
Israel	2
Italy	2
Norway	2
Other[1]	2

[1]	Other includes a less than 1% holding in each of the following countries: Australia, Brazil and Ireland.

BlackRock Income Portfolio

Ten Largest Holdings	Percent of Long-Term Investments
BlackRock Low Duration Bond Portfolio, BlackRock Class	28%
BlackRock High Yield Bond Portfolio, BlackRock Class	21
BlackRock International Bond Portfolio, BlackRock Class	3
Qwest Communications International, Inc.	2
Caterpillar, Inc.	2
Chevron Corp.	2
JPMorgan Chase & Co.	2
AT&T Inc.	2
BHP Billiton Ltd.	1
Royal Dutch Shell Plc - A Shares	1

Sector Allocation	Percent of Long-Term Investments
Fixed Income Funds	52%
Utilities	7
Telecommunication Services	6
Industrials	6
Financials	6
Materials	6
Energy	5
Consumer Staples	5
Health Care	3
Consumer Discretionary	2
Information Technology	2

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK FUNDS II	JANUARY 31, 2011	9

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Global Dividend Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.7%
Westpac Banking Corp.	52,681	$1,211,743

Brazil — 0.9%
Souza Cruz SA	35,100	1,676,512

Canada — 2.9%
National Bank of Canada	36,647	2,554,878
Rogers Communications, Inc. - Class B	71,462	2,495,657

		5,050,535

France — 9.4%
Eutelsat Communications	68,648	2,504,053
France Telecom SA	141,941	3,095,753
Sanofi-Aventis SA	93,021	6,357,310
Total SA	77,347	4,526,061

		16,483,177

Hong Kong — 3.6%
Hang Seng Bank Ltd.	173,000	2,862,006
Hongkong Electric Holdings Ltd.	561,500	3,559,932

		6,421,938

Ireland — 0.2%
United Business Media Ltd.	32,900	370,178

Israel — 2.3%
BEZEQ The Israeli Telecommunication Corp. Ltd.	1,514,032	4,039,480

Italy — 2.0%
Enel SpA	330,574	1,866,272
ENI SpA	71,102	1,683,417

		3,549,689

Netherlands — 4.3%
Koninklijke KPN NV	170,361	2,681,158
Royal Dutch Shell Plc - B Shares	141,619	4,934,763

		7,615,921

Norway — 1.5%
DnB NOR ASA	188,066	2,592,707

Singapore — 3.2%
DBS Group Holdings Ltd.	201,000	2,370,118
M1 Ltd.	301,000	577,205
Singapore Post Ltd.	1,777,000	1,642,267
Singapore Telecommunications Ltd.	399,000	971,760

		5,561,350

Spain — 3.2%
Telefonica SA	223,545	5,596,559

Sweden — 3.0%
Hennes & Mauritz AB - B Shares	85,028	2,785,124
Svenska Handelsbanken AB - A Shares	73,863	2,515,535

		5,300,659

Switzerland — 5.0%
Nestle SA	72,529	3,918,438
Novartis AG	88,311	4,916,258

		8,834,696

Taiwan — 5.4%
Chunghwa Telecom Co. Ltd. - ADR	89,025	2,659,177
Far EasTone Telecommunications Co. Ltd. - GDR	65,300	1,467,454
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	405,764	5,303,335

		9,429,966

United Kingdom — 18.8%
BHP Billiton Plc	79,113	3,020,829
British American Tobacco Plc	123,383	4,556,860
Diageo Plc	183,768	3,532,830
GlaxoSmithKline Plc	294,207	5,312,292
Imperial Tobacco Group Plc	75,741	2,161,988
Reckitt Benckiser Plc	50,768	2,759,352
Tesco Plc	355,404	2,290,957
Unilever Plc	157,573	4,575,333
Vodafone Group Plc	1,744,438	4,895,924

		33,106,365

United States — 30.0%
Altria Group, Inc.	169,929	3,995,031
AT&T Inc.	115,304	3,173,166
Chevron Corp.	41,281	3,918,805
The Coca-Cola Co.	55,361	3,479,439
Dominion Resources, Inc.	67,621	2,944,218
Johnson & Johnson	60,856	3,637,363
Kraft Foods, Inc. - Class A	122,119	3,733,178
Lorillard, Inc.	47,883	3,602,717
McDonald’s Corp.	46,951	3,458,880
Merck & Co., Inc.	64,183	2,128,950
PepsiCo, Inc.	48,391	3,112,025
Pfizer, Inc.	200,920	3,660,762
Philip Morris International, Inc.	68,399	3,915,159
Reynolds American, Inc.	116,518	3,706,438
Verizon Communications, Inc.	125,077	4,455,243

		52,921,374

Total Long-Term Investments (Cost — $169,684,585) — 96.4%		169,762,849

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.	ADR	American Depositary Receipts	HKD	Hong Kong Dollar
	CAD	Canadian Dollar	ISR	Israeli Shekel
	CHF	Swiss Franc	NOK	Norwegian Krone
	EUR	Euro	SEK	Swedish Krona
	GBP	British Pound	SGD	Singapore Dollar
	GDR	Global Depositary Receipts	USD	US Dollar

See Notes to Financial Statements.

10	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Dividend Income Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (a)(b)	8,697,753	$8,697,753

Total Short-Term Securities (Cost — $8,697,753) — 4.9%		8,697,753

Total Investments (Cost — $178,382,338*) — 101.3%		178,460,602
Liabilities Less Other Assets — (1.3)%		(2,268,779)

Net Assets — 100.0%		$176,191,823

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:
Aggregate cost		$178,399,994

Gross unrealized appreciation		$3,614,620
Gross unrealized depreciation		(3,554,012)

Net unrealized appreciation		$60,608

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at July 31, 2010	Shares Purchased		Shares Sold	Shares Held at January 31, 2011	Value at January 31, 2011	Realized Gain	Income

BlackRock High Yield Bond Portfolio, BlackRock Class	29,663	5,563		35,226	—	—	$31,608	$4,495
BlackRock International Bond Portfolio, BlackRock Class	2,684	601		3,286	—	—	$1,466	$182
BlackRock Low Duration Bond Portfolio, BlackRock Class	27,413	8,715		36,128	—	—	$14,130	$2,285
BlackRock Liquidity Funds, TempFund, Institutional Class	153,800	8,543,953	**	—	8,697,753	$8,697,753	—	$3,948

**	Represents net shares purchased.

(b)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 74,022	USD	74,508	Goldman Sachs & Co.	2/01/11	$(586)
CHF 120,672	USD	127,413	Goldman Sachs & Co.	2/01/11	417
EUR 303,067	USD	415,379	Goldman Sachs & Co.	2/01/11	(434)
GBP 349,284	USD	556,126	Goldman Sachs & Co.	2/01/11	3,372
HKD 735,955	USD	94,485	Goldman Sachs & Co.	2/01/11	(92)
ISR 226,188	USD	60,913	Citibank, N.A.	2/01/11	58
NOK 215,070	USD	37,124	Goldman Sachs & Co.	2/01/11	115
SEK 506,609	USD	78,695	Goldman Sachs & Co.	2/01/11	(146)
CHF 162,267	USD	172,242	Goldman Sachs & Co.	2/02/11	(348)
EUR 242,629	USD	330,164	Goldman Sachs & Co.	2/02/11	2,031
GBP 529,445	USD	838,688	Goldman Sachs & Co.	2/02/11	9,400
SGD 94,684	USD	74,041	Goldman Sachs & Co.	2/02/11	(29)
CAD 43,136	USD	43,074	Citibank, N.A.	2/03/11	3
CHF 139,940	USD	148,763	Citibank, N.A.	2/03/11	(522)
EUR 346,585	USD	474,675	Citibank, N.A.	2/03/11	(149)
GBP 400,829	USD	643,048	Citibank, N.A.	2/03/11	(982)
NOK 251,331	USD	43,468	Citibank, N.A.	2/03/11	49
SEK 571,860	USD	88,792	Citibank, N.A.	2/03/11	(126)
HKD 1,338,196	USD	171,643	Citibank, N.A.	2/07/11	(6)
USD 14,985,248	EUR	11,210,000	Goldman Sachs & Co.	3/24/11	(352,973)

Total					$(340,948)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2011	11

Schedule of Investments (concluded)	BlackRock Global Dividend Income Portfolio

other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Australia	—	$1,211,743	—	$1,211,743
Brazil	$1,676,512	—	—	1,676,512
Canada	5,050,535	—	—	5,050,535
France	—	16,483,177	—	16,483,177
Hong Kong	3,559,932	2,862,006	—	6,421,938
Ireland	—	370,178	—	370,178
Israel	—	4,039,480	—	4,039,480
Italy	3,549,689	—	—	3,549,689
Netherlands	—	7,615,921	—	7,615,921
Norway	—	2,592,707	—	2,592,707
Singapore	—	5,561,350	—	5,561,350
Spain	—	5,596,559	—	5,596,559
Sweden	—	5,300,659	—	5,300,659
Switzerland	8,834,696	—	—	8,834,696
Taiwan	9,429,966	—	—	9,429,966
United Kingdom	—	33,106,365	—	33,106,365
United States	52,921,374	—	—	52,921,374
Short-Term Securities	8,697,753	—	—	8,697,753

Total	$93,720,457	$84,740,145	—	$178,460,602

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$15,445	—	—	$15,445
Liabilities:
Foreign currency exchange contracts	(3,420)	$(352,973)	—	(356,393)

Total	$12,025	$(352,973)	—	$(340,948)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Honeywell International, Inc.	220	$12,322
Northrop Grumman Corp.	120	8,316
Raytheon Co.	750	37,493
United Technologies Corp.	120	9,756

		67,887

Air Freight & Logistics — 0.6%
United Parcel Service, Inc. - Class B	490	35,094

Beverages — 0.5%
Diageo Plc	1,530	29,413

Chemicals — 1.4%
BASF SE	120	9,238
The Dow Chemical Co.	160	5,677
E.I. du Pont de Nemours & Co.	680	34,462
Olin Corp.	1,160	22,585
Praxair, Inc.	160	14,886

		86,848

Commercial Banks — 3.5%
Bank of Nova Scotia	685	38,623
Royal Bank of Canada	330	17,691
Standard Chartered Plc	335	8,725
The Toronto-Dominion Bank	750	56,144
U.S. Bancorp	1,350	36,450
Wells Fargo & Co.	1,710	55,438

		213,071

Computers & Peripherals — 0.2%
Hewlett-Packard Co.	90	4,112
International Business Machines Corp.	60	9,720

		13,832

Consumer Finance — 0.4%
American Express Co.	500	21,690

Containers & Packaging — 0.7%
Temple-Inland, Inc.	1,870	44,861

Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	1,960	88,082

Diversified Telecommunication Services — 5.0%
AT&T Inc.	3,150	86,688
BCE, Inc.	240	8,719
CenturyTel, Inc.	330	14,269
Frontier Communications Corp.	2,610	23,934
Manitoba Telecom Services, Inc.	150	4,624
Qwest Communications International, Inc.	13,340	95,114
Verizon Communications, Inc.	1,940	69,103

		302,451

Electric Utilities — 2.9%
American Electric Power Co., Inc.	190	6,779
Duke Energy Corp.	1,290	23,065
Entergy Corp.	170	12,269
Exelon Corp.	140	5,951
NextEra Energy, Inc.	140	7,484
Northeast Utilities, Inc.	860	28,311
Pinnacle West Capital Corp.	420	17,098
PPL Corp.	990	25,532
Southern Co.	1,290	48,530

		175,019

Food Products — 0.9%
H.J. Heinz Co.	670	31,825
Kraft Foods, Inc. - Class A	780	23,845

		55,670

Gas Utilities — 0.6%
AGL Resources, Inc.	190	6,973
EQT Corp.	650	31,323

		38,296

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.	140	10,314

Household Products — 0.3%
The Clorox Co.	140	8,805
Kimberly-Clark Corp.	140	9,062

		17,867

Industrial Conglomerates — 1.1%
3M Co.	130	11,430
General Electric Co.	2,620	52,767

		64,197

Insurance — 0.5%
Prudential Financial, Inc.	330	20,298
The Travelers Companies, Inc.	140	7,876

		28,174

Leisure Equipment & Products — 0.1%
Mattel, Inc.	330	7,814

Machinery — 2.4%
Caterpillar, Inc.	950	92,159
Deere & Co.	570	51,813

		143,972

Media — 0.5%
Comcast Corp. - Class A	990	21,226
Vivendi	250	7,147

		28,373

Metals & Mining — 2.1%
BHP Billiton Ltd.	1,670	74,296
BlueScope Steel Ltd.	2,330	4,961
Rio Tinto Ltd.	233	19,613
Southern Copper Corp.	640	28,685

		127,555

Multi-Utilities — 2.2%
Consolidated Edison, Inc.	650	32,442
Dominion Resources, Inc.	520	22,641
PG&E Corp.	140	6,479
Public Service Enterprise Group, Inc.	950	30,809
Sempra Energy	550	28,639

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2011	13

Schedule of Investments (continued)	BlackRock Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Wisconsin Energy Corp.	190	$11,455

		132,465

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	960	91,133
Enbridge, Inc.	1,095	63,490
Royal Dutch Shell Plc - A Shares	2,060	72,687
Total SA - ADR	780	45,841
Woodside Petroleum Ltd.	490	20,396

		293,547

Paper & Forest Products — 1.0%
MeadWestvaco Corp.	780	22,331
Weyerhaeuser Co.	1,663	38,548

		60,879

Personal Products — 0.6%
Mead Johnson Nutrition Co.	604	35,014

Pharmaceuticals — 2.6%
Abbott Laboratories	140	6,322
Bristol-Myers Squibb Co.	1,842	46,382
Johnson & Johnson	50	2,989
Merck & Co., Inc.	1,090	36,155
Pfizer, Inc.	3,562	64,900

		156,748

Road & Rail — 0.4%
Canadian National Railway Co.	330	22,407

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	1,710	36,697
Microchip Technology, Inc.	600	21,882

		58,579

Software — 0.4%
Microsoft Corp.	770	21,348

Specialty Retail — 0.7%
The Home Depot, Inc.	770	28,313
Limited Brands, Inc.	430	12,573

		40,886

Textiles, Apparel & Luxury Goods — 0.5%
VF Corp.	390	32,261

Tobacco — 1.8%
Altria Group, Inc.	780	18,338
British American Tobacco Plc	220	8,125
Philip Morris International, Inc.	1,220	69,833
Reynolds American, Inc.	280	8,907

		105,203

Water Utilities — 0.2%
American Water Works Co., Inc.	510	13,005

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc. - Class B	220	7,683
Vodafone Group Plc - ADR	1,250	35,450

		43,133

Total Common Stocks — 43.5%		2,615,955

Affiliated Investment Companies (a)
Fixed Income Funds
BlackRock High Yield Bond Portfolio, BlackRock Class	146,116	1,139,707
BlackRock International Bond Portfolio, BlackRock Class	13,957	147,522
BlackRock Low Duration Bond Portfolio, BlackRock Class	157,193	1,521,630

Total Fixed Income Funds — 46.8%		2,808,859

Total Long-Term Investments (Cost – $4,860,832) – 90.3%		5,424,814

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (a)(b)	520,645	520,645

Total Short-Term Securities (Cost – $520,645) – 8.7%		520,645

Total Investments (Cost – $5,381,477*) – 99.0%		5,945,459
Other Assets Less Liabilities – 1.0%		57,571

Net Assets — 100.0%		$6,003,030

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,433,780

Gross unrealized appreciation	$564,491
Gross unrealized depreciation	(52,812)

Net unrealized appreciation	$511,679

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Income Portfolio

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at July 31, 2010	Shares Purchased		Shares Sold	Shares Held at January 31, 2011	Value at January 31, 2011	Realized Loss	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	121,263	30,956		6,103	146,116	$1,139,707	$(217)	$36,459
BlackRock International Bond Portfolio, BlackRock Class	11,174	3,496		713	13,957	$147,522	$(493)	$1,717
BlackRock Low Duration Bond Portfolio, BlackRock Class	121,640	45,844		10,291	157,193	$1,521,630	$(282)	$20,025
BlackRock Liquidity Funds, TempFund, Institutional Class	265,978	254,667	**	—	520,645	$520,645	—	$326

**	Represents net shares purchased.

(b)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2011	15

Schedule of Investments (concluded)	BlackRock Income Portfolio

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$67,887	—	—	$67,887
Air Freight & Logistics	35,094	—	—	35,094
Beverages	—	$29,413	—	29,413
Chemicals	77,610	9,238	—	86,848
Commercial Banks	204,346	8,725	—	213,071
Computers & Peripherals	13,832	—	—	13,832
Consumer Finance	21,690	—	—	21,690
Containers & Packaging	44,861	—	—	44,861
Diversified Financial Services	88,082	—	—	88,082
Diversified Telecommunication Services	302,451	—	—	302,451
Electric Utilities	175,019	—	—	175,019
Food Products	55,670	—	—	55,670
Gas Utilities	38,296	—	—	38,296
Hotels, Restaurants & Leisure	10,314	—	—	10,314
Household Products	17,867	—	—	17,867
Industrial Conglomerates	64,197	—	—	64,197
Insurance	28,174	—	—	28,174
Leisure Equipment & Products	7,814	—	—	7,814
Machinery	143,972	—	—	143,972
Media	21,226	7,147	—	28,373
Metals & Mining	28,685	98,870	—	127,555
Multi-Utilities	132,465	—	—	132,465
Oil, Gas & Consumable Fuels	220,860	72,687	—	293,547
Paper & Forest Products	60,879	—	—	60,879
Personal Products	35,014	—	—	35,014
Pharmaceuticals	156,748	—	—	156,748
Road & Rail	22,407	—	—	22,407
Semiconductors & Semiconductor Equipment	58,579	—	—	58,579
Software	21,348	—	—	21,348
Specialty Retail	40,886	—	—	40,886
Textiles, Apparel & Luxury Goods .	32,261	—	—	32,261
Tobacco	97,078	8,125	—	105,203
Water Utilities	13,005	—	—	13,005
Wireless Telecommunication Services	43,133	—	—	43,133
Fixed Income Funds	2,808,859	—	—	2,808,859
Short-Term Securities	520,645	—	—	520,645

Total	$5,711,254	$234,205	—	$5,945,459

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JANUARY 31, 2011

Statements of Assets and Liabilities

January 31, 2011 (Unaudited)	BlackRock Global Dividend Income Portfolio	BlackRock Income Portfolio
Assets
Investments at value - unaffiliated[1]	$169,762,849	$2,615,955
Investments at value - affiliated[2]	8,697,753	3,329,504
Foreign currency at value[3]	1,445	3,705
Unrealized appreciation on foreign currency exchange contracts	15,445	—
Capital shares sold receivable	5,257,352	69,366
Dividends receivable	173,179	5,025
Receivable from advisor	964	8,200
Prepaid expenses	38,231	18,716

Total assets	183,947,218	6,050,471

Liabilities
Investments purchased payable	7,007,681	—
Unrealized depreciation on foreign currency exchange contracts	356,393	—
Capital shares redeemed payable	143,759	500
Bank overdraft	97,637	—
Investment advisory fees payable	70,906	—
Service and distribution fees payable	45,819	1,783
Professional fees payable	22,547	33,902
Printing fees payable	—	4,996
Other affiliates payable	6,005	—
Officer’s and Trustees’ fees payable	1,646	1,863
Other accrued expenses payable	3,002	4,397

Total liabilities	7,755,395	47,441

Net Assets	$176,191,823	$6,003,030

Net Assets Consist of
Paid-in capital	$176,678,873	$5,657,587
Undistributed net investment income	62,490	2,943
Accumulated net realized loss	(277,385)	(221,605)
Net unrealized appreciation/depreciation	(272,155)	564,105

Net Assets	$176,191,823	$6,003,030

Net Asset Value
Institutional
Net assets	$55,314,064	$2,626,584

Shares outstanding[4]	6,109,207	264,728

Net asset value	$9.05	$9.92

Investor A
Net assets	$70,604,448	$1,545,321

Shares outstanding[4]	7,813,439	155,735

Net asset value	$9.04	$9.92

Investor C
Net assets	$50,273,311	$1,831,125

Shares outstanding[4]	5,578,338	184,642

Net asset value	$9.01	$9.92

[1] Investments at cost - unaffiliated	$169,684,585	$2,231,236
[2] Investments at cost - affiliated	$8,697,753	$3,150,241
[3] Foreign currency at cost	$1,427	$3,583
[4] Unlimited number of shares authorized, $0.001 par value

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2011	17

Statements of Operations

Six Months Ended January 31, 2011 (Unaudited)	BlackRock Global Dividend Income Portfolio	BlackRock Income Portfolio
Investment Income
Dividends	$451,204	$43,411
Dividends - affiliated	10,910	58,527
Foreign taxes withheld	(7,871)	(937)

Total income	454,243	101,001

Expenses
Investment advisory	132,357	8,205
Service and distribution - class specific	79,228	9,605
Professional	31,370	28,649
Administration	16,654	1,963
Printing	13,303	10,310
Registration	11,732	11,944
Administration - class specific	5,228	652
Custodian	3,764	3,036
Transfer agent - class specific	3,510	1,447
Officer and Trustees	2,691	2,555
Miscellaneous	6,360	6,262

Total expenses	306,197	84,628
Less fees waived by advisor	(25,754)	(8,205)
Less administration fees waived	(800)	(1,963)
Less administration fees waived - class specific	(3,444)	(643)
Less transfer agent fees waived - class specific	(38)	(45)
Less transfer agent fees reimbursed - class specific	(1,604)	(1,303)
Less expenses reimbursed by advisor	(25,136)	(48,438)

Total expenses after fees waived and reimbursed	249,421	24,031

Net investment income	204,822	76,970

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	54,060	1,809
Investments - affiliated	47,087	(6,015)
Capital gain distributions received from affiliated underlying funds	117	5,023
Foreign currency transactions	(179,645)	179

	(78,381)	996

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated	57,101	325,186
Investments - affiliated	(32,331)	65,319
Foreign currency transactions	(350,551)	44

	(325,781)	390,549

Total realized and unrealized gain (loss)	(404,162)	391,545

Net Increase (Decrease) in Net Assets Resulting from Operations	$(199,340)	$468,515

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JANUARY 31, 2011

Statements of Changes in Net Assets

	BlackRock Global Dividend Income Portfolio		BlackRock Income Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010
Operations
Net investment income	$204,822	$68,321	$76,970	$137,322
Net realized gain (loss)	(78,381)	(7,993)	996	(17,658)
Net change in unrealized appreciation/depreciation	(325,781)	163,410	390,549	323,759

Net increase (decrease) in net assets resulting from operations	(199,340)	223,738	468,515	443,423

Dividends to Shareholders From
Net investment income:
Institutional	(66,239)	(43,152)	(55,497)	(79,976)
Investor A	(68,370)	(11,463)	(21,845)	(16,759)
Investor C	(27,651)	(2,644)	(24,161)	(30,350)

Decrease in net assets resulting from dividends to shareholders	(162,260)	(57,259)	(101,503)	(127,085)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	174,444,927	537,694	1,071,226	1,505,592

Net Assets
Total increase in net assets	174,083,327	704,173	1,438,238	1,821,930
Beginning of period	2,108,496	1,404,323	4,564,792	2,742,862

End of period	$176,191,823	$2,108,496	$6,003,030	$4,564,792

Undistributed net investment income	$62,490	$19,928	$2,943	$27,476

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2011	19

Financial Highlights

	BlackRock Global Dividend Income Portfolio
	Institutional Shares				Investor A Shares				Investor C Shares
	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period April 7, 2008[1] to July 31, 2008	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period April 7, 2008[1] to July 31, 2008	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period April 7, 2008[1] to July 31, 2008
		2010	2009			2010	2009			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.69	$7.81	$9.54	$10.00	$8.68	$7.81	$9.54	$10.00	$8.67	$7.81	$9.54	$10.00

Net investment income[2]	0.06	0.34	0.32	0.12	0.05	0.35	0.29	0.11	0.02	0.26	0.22	0.09
Net realized and unrealized gain (loss)	0.43	0.83	(1.73)	(0.50)	0.43	0.79	(1.72)	(0.49)	0.42	0.81	(1.71)	(0.49)

Net increase (decrease) from investment operations	0.49	1.17	(1.41)	(0.38)	0.48	1.14	(1.43)	(0.38)	0.44	1.07	(1.49)	(0.40)

Dividends from net investment income	(0.13)	(0.29)	(0.32)	(0.08)	(0.12)	(0.27)	(0.30)	(0.08)	(0.10)	(0.21)	(0.24)	(0.06)

Net asset value, end of period	$9.05	$8.69	$7.81	$9.54	$9.04	$8.68	$7.81	$9.54	$9.01	$8.67	$7.81	$9.54

Total Investment Return[3]
Based on net asset value	5.58%[4]	15.03%	(14.53)%	(3.74)%[4]	5.52%[4]	14.66%	(14.71)%	(3.76)%[4]	5.11%[4]	13.72%	(15.37)%	(3.98)%[4]

Ratios to Average Net Assets
Total expenses	1.11%[5]	7.86%[6]	15.29%[7]	18.98%[5,8,9]	1.24%[5]	8.58%[6]	16.60%[7]	17.76%[5,8,9]	1.86%[5]	9.13%[6]	19.54%[7]	20.18%[5,8,9]

Total expenses after fees waived and reimbursed	0.75%[5]	0.75%[6]	0.75%[7]	0.75%[5,8]	1.00%[5]	1.00%[6]	1.00%[7]	1.00%[5,8]	1.71%[5]	1.75%[6]	1.75%[7]	1.75%[5,8]

Net investment income	1.36%[5]	3.97%[6]	4.25%[7]	3.72%[5,8]	1.00%[5]	4.05%[6]	3.92%[7]	3.41%[5,8]	0.32%[5]	3.03%[6]	3.00%[7]	2.72%[5,8]

Supplemental Data
Net assets, end of period (000)	$55,314	$1,338	$1,105	$1,242	$70,604	$629 $	224	$55	$50,273	$141	$75	$19

Portfolio turnover	8%	3%	30%	91%	8%	3%	30%	91%	8%	3%	30%	91%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Annualized.

6	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

9	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C would have been 20.47%, 20.53% and 21.66% respectively.

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JANUARY 31, 2011

Financial Highlights

	BlackRock Income Portfolio
	Institutional Shares				Investor A Shares				Investor C Shares
	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period April 7, 2008[1] to July 31, 2008	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period April 7, 2008[1] to July 31, 2008	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31,		Period April 7, 2008[1] to July 31, 2008
		2010	2009			2010	2009			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.26	$8.38	$9.63	$10.00	$9.25	$8.37	$9.63	$10.00	$9.23	$8.36	$9.62	$10.00

Net investment income[2]	0.16	0.39	0.42	0.15	0.15	0.37	0.39	0.14	0.11	0.30	0.33	0.11
Net realized and unrealized gain (loss)	0.72	0.85	(1.24)	(0.42)	0.72	0.85	(1.24)	(0.41)	0.72	0.85	(1.24)	(0.40)

Net increase (decrease) from investment operations	0.88	1.24	(0.82)	(0.27)	0.87	1.22	(0.85)	(0.27)	0.83	1.15	(0.91)	(0.29)

Dividends from net investment income	(0.22)	(0.36)	(0.43)	(0.10)	(0.20)	(0.34)	(0.41)	(0.10)	(0.14)	(0.28)	(0.35)	(0.09)

Net asset value, end of period.	$9.92	$9.26	$8.38	$9.63	$9.92	$9.25	$8.37	$9.63	$9.92	$9.23	$8.36	$9.62

Total Investment Return[3]
Based on net asset value	9.59%[4]	15.06%	(8.18)%	(2.72)%[4]	9.51%[4]	14.82%	(8.50)%	(2.75)%[4]	9.09%[4]	13.91%	(9.14)%	(2.93)%[4]

Ratios to Average Net Assets
Total expenses	2.83%[5,6]	4.47%[7]	9.32%[8]	12.51%[6,9,10]	3.15%[5,6]	4.83%[7]	10.54%[8]	11.77%[6,9,10]	3.89%[5,6]	5.54%[7]	11.60%[8]	10.78%[6,9,10]

Total expenses after fees waived and reimbursed	0.55%[5,6]	0.55%[7]	0.55%[8]	0.55%[6,9]	0.80%[5,6]	0.80%[7]	0.80%[8]	0.80%[6,9]	1.55%[5,6]	1.55%[7]	1.55%[8]	1.46%[6,9]

Net investment income	3.34%[5,6]	4.29%[7]	5.29%[8]	4.64%[6,9]	2.98%[5,6]	4.11%[7]	5.05%[8]	4.33%[6,9]	2.32%[5,6]	3.36%[7]	4.29%[8]	3.62%[6,9]

Supplemental Data
Net assets, end of period (000)	$2,627	$2,280	$1,697	$1,914	$1,545	$749	$251	$99	$1,831	$1,537	$795	$284

Portfolio turnover	4%	12%	32%	73%	4%	12%	32%	73%	4%	12%	32%	73%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%.

6	Annualized.

7	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.29%.

8	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.25%.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%.

10	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C would have been 13.45%, 13.61% and 13.32% respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2011	21

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of January 31, 2011, the Trust had 32 series, of which BlackRock Global Dividend Income Portfolio (“Global Dividend Income”) (formerly known as BlackRock Income Builder Portfolio) and BlackRock Income Portfolio (“Income”) (collectively the “Funds” or individually a “Fund”) are included in these financial statements. The Funds are classified as non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. Income generally will invest a portion of its assets in other registered investment companies that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates (each an “Underlying Fund”) and affiliates of the Funds (collectively, the “Underlying Funds”). By owning shares of the Underlying Funds, the Fund indirectly invests, to varying degrees, in fixed income securities of domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds may invest in derivatives.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value each business day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seek to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

22	BLACKROCK FUNDS II	JANUARY 31,2011

Notes to Financial Statements (continued)

The Funds report foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., foreign currency exchange contracts), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. Dividends from net investment income are declared and paid monthly for Income and at least annually for Global Dividend Income. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal, state and local tax returns remains open for each of the three periods ended July 31, 2010. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency

BLACKROCK FUNDS II	JANUARY 31, 2011	23

Notes to Financial Statements (continued)

exchange contracts, when used by the Fund, help to manage the overall exposure to the currency backing some of the investments held by a Fund. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of January 31, 2011
Asset Derivatives
	Statements of Assets and Liabilities Location	Global Dividend Income
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$15,445

Liability Derivatives
	Statements of Assets and Liabilities Location	Global Dividend Income
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$356,393

The Effect of Derivative Instruments in the Statements of Operations
Period Ended January 31, 2011

Net Realized Gain (Loss) from

	Global Dividend Income	Income
Foreign currency exchange contracts	$(111,779)	$293

Net Change in Unrealized Appreciation/Depreciation on

Global Dividend Income
Foreign currency exchange contracts	$(340,948)

For the period ended January 31, 2011, the average quarterly balance of outstanding derivative financial instruments were as follows:

	Global Dividend Income	Income
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	2	1
Average number of contracts - US dollars sold	13	1
Average US dollar amounts purchased	$7,519,519	$1,102
Average US dollar amounts sold	$2,801,389	$3,473

3. Investment Advisory Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stock- holders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee, based on the average daily net assets other than net assets attributable to investments in shares of Underlying Funds, at the following annual rates: 0.60% of the first $1 billion, 0.55% of the next $1 billion, 0.525% of the next $1 billion and 0.50% of the assets in excess of $3 billion.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
	Institutional	Investor A	Investor C
Global Dividend Income	1.75%	2.00%	2.75%
Income	1.55%	1.80%	2.55%

The Manager has agreed not to reduce or discontinue these contractual waivers or reimbursements prior to December 1, 2021 unless approved by the Board, including a majority of non-interested Trustees. On December 1 of each year, this waiver agreement will renew automatically for an additional year so that the agreement will have a perpetual ten-year term.

In addition, the Manager has also contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
	Institutional	Investor A	Investor C
Global Dividend Income	0.75%	1.00%	1.75%
Income	0.55%	0.80%	1.55%

Effective March 1, 2011, with respect to Global Dividend Income, BlackRock has contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit total expenses as a percentage of average daily net assets, as noted in the table below. These contractual agreements may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund

24	BLACKROCK FUNDS II	JANUARY 31, 2011

Notes to Financial Statements (continued)

or by a vote of the majority of the outstanding voting securities of the Fund.

Class	Contractual Cap From March 1, 2011 Through November 30, 2011	Contractual Cap From March 1, 2011 Through November 30, 2021
Institutional	1.00%	2.00%
Investor A	1.25%	2.25%
Investor C	2.00%	3.00%

The Manager has agreed not to reduce or discontinue these contractual waivers or reimbursements prior to December 1, 2011 unless approved by the Board, including a majority of non-interested Trustees. These amounts are included in fees waived by advisor and administration fees waived and shown as administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by advisor, respectively, in the Statements of Operations. For the six months ended January 31, 2011, the Manager waived $24,149 and $8,205 of investment advisory fees for Global Dividend Income and Income, respectively, which are included in fees waived by advisor.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2011, the Manager waived $1,605 for Global Dividend Income.

The Manager has entered into separate sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”) and BlackRock Investment Management, LLC (“BIM”), each an affiliate of the Manager, to serve as sub-advisors for Income and BlackRock International, Ltd. (“BIL”), an affiliate of the Manager, to serve as sub-advisor for Global Dividend Income. The Manager pays BFM, BIM and BIL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the applicable Fund to the Manager.

Prior to November 1, 2010, BFM and BIM served as sub-advisors to Global Dividend Income.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On January 31, 2011, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2011	2012	2013
Global Dividend Income	$180,061	$116,028	$55,799
Income	$209,323	$127,574	$61,107

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Distribution
	Fee	Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fees compensates BRIL and each brokerdealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended January 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Global Dividend Income	$54,155
Income	$813

For the six months ended January 31, 2011, affiliates received contingent deferred sales charges relating to transactions of each Fund’s Investor C Shares as follows:

Global Dividend Income	$3,011
Income	$1

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average daily net assets in excess of

BLACKROCK FUNDS II	JANUARY 31,2011	25

Notes to Financial Statements (continued)

$1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

For the six months ended January 31, 2011, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Administration Fees	Share Classes
	Institutional	Investor A	Investor C	Total
Global Dividend Income	$1,748	$1,999	$1,481	$5,228
Income	$311	$135	$206	$652

Global Dividend Income and Income affiliates earned $1,783 and $10, respectively, in administration fees which are included as a component of administration — class specific in the Statements of Operations.

Administration Fees Waived	Share Classes
	Institutional	Investor A	Investor C	Total
Global Dividend Income	$1,748	$1,448	$248	$3,444
Income	$302	$135	$206	$643

Service and Distribution Fees	Share Classes
	Investor A	Investor C	Total
Global Dividend Income	$ 19,991	$59,237	$79,228
Income	$ 1,346	$8,259	$9,605

Transfer Agent Fees	Share Classes
	Institutional	Investor A	Investor C	Total
Global Dividend Income	$1,161	$1,147	$1,202	$3,510
Income	$219	$581	$647	$1,447

Global Dividend Income and Income affiliates earned $65 and $45, respectively, in transfer agent fees which are included as a component of transfer agent — class specific in the Statements of Operations.

Transfer Agent Fees Waived	Share Classes
	Institutional	Investor A	Investor C	Total
Global Dividend Income	$13	$22	$3	$38
Income	$7	$19	$19	$45

Transfer Agent Fees Reimbursed	Share Classes
	Institutional	Investor A	Investor C	Total
Global Dividend Income	$1,145	$377	$82	$1,604
Income	$184	$536	$583	$1,303

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2011, were as follows:

	000000	000000
	Purchases	Sales
Global Dividend Income	$171,488,864	$3,789,189
Income	$1,026,950	$185,224

5. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, were a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the six months ended January 31, 2011.

6. Capital Loss Carryforwards:

As of July 31, 2010, the Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring July 31,	Global Dividend Income	Income
2016	$3,729	$8,310
2018	167,299	151,501

Total	$171,028	$159,811

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after July 31, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

26	BLACKROCK FUNDS	JANUARY 31, 2011

Notes to Financial Statements (continued)

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2011, Income invested a significant portion of its assets in securities in the fixed income funds. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the fixed income funds would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

As of January 31, 2011, Global Dividend Income invested from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance.

As of January 31, 2011, the Fund listed below had the following industry classifications:

Industry	Global Dividend Income
Diversified Telecommunication Services	16%
Pharmaceuticals	15
Tobacco	14
Oil, Gas & Consumable Fuels	9
Commercial Banks	8
Food Products	7
Beverages	6
Wireless Telecommunication Services	5
Other*	20

*	All other industries held were each less than 5% of long-term investments.

8. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2011		Year Ended July 31, 2010
Global Dividend Income	Shares	Amount	Shares	Amount

Institutional
Shares sold	6,423,493	$58,374,828	13,034	$108,547
Shares issued in reinvestment of dividends	4,282	38,975	377	3,268

Total issued	6,427,775	58,413,803	13,411	111,815
Shares redeemed	(472,621)	(4,313,980)	(759)	(6,373)

Net increase	5,955,154	$54,099,823	12,652	$105,442

Investor A
Shares sold	7,830,446	$70,874,523	46,293	$396,945
Shares issued in reinvestment of dividends	6,489	59,021	881	7,623

Total issued	7,836,935	70,933,544	47,174	404,568
Shares redeemed	(95,990)	(870,248)	(3,418)	(29,394)

Net increase	7,740,945	$70,063,296	43,756	$375,174

BLACKROCK FUNDS II	JANUARY 31,2011	27

Notes to Financial Statements (concluded)

Global Dividend Income (concluded)

	Six Months Ended January 31, 2011		Year Ended July 31, 2010
	Shares	Amount	Shares	Amount

Investor C
Shares sold	5,619,401	$50,803,786	6,556	$55,827
Shares issued in reinvestment of dividends	2,498	22,662	229	1,958

Total issued	5,621,899	50,826,448	6,785	57,785
Shares redeemed	(59,880)	(544,640)	(83)	(707)

Net increase	5,562,019	$50,281,808	6,702	$57,078

Income
Institutional
Shares sold	25,698	$245,581	47,820	$430,828
Shares issued in reinvestment of dividends	1,109	10,591	823	7,485

Total issued	26,807	256,172	48,643	438,313
Shares redeemed	(8,334)	(81,664)	(4,936)	(45,107)

Net increase	18,473	$174,508	43,707	$393,206

Investor A
Shares sold	83,770	$806,275	108,375	$979,622
Shares issued in reinvestment of dividends	1,550	14,806	747	6,787

Total issued	85,320	821,081	109,122	986,409
Shares redeemed	(10,506)	(100,284)	(58,183)	(527,355)

Net increase	74,814	$720,797	50,939	$459,054

Investor C
Shares sold	43,625	$418,858	92,486	$840,741
Shares issued in reinvestment of dividends	2,169	20,486	2,850	25,574

Total issued	45,794	439,344	95,336	866,315
Shares redeemed	(27,674)	(263,423)	(23,970)	(212,983)

Net increase	18,120	$175,921	71,366	$653,332

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	BLACKROCK FUNDS II	JANUARY 31, 2011

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee and Member of the Audit Committee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Ira Shapiro, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor - Global Dividend Income Portfolio

BlackRock International, Ltd.

Edinburgh, Scotland EH3 8JB

Sub-Advisors - Income Portfolio

BlackRock Financial Management, Inc.

New York, NY 10055

BlackRock Investment Management, LLC

Plainsboro, NJ 08536

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective September 15, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

Effective November 10, 2010, Ira Shapiro became Secretary of the Trust.

Effective December 31, 2010, Richard R. West retired as Trustee of the Trust. The Board wishes Mr. West well in his retirement.

BLACKROCK FUNDS II	JANUARY 31, 2011	29

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30	BLACKROCK FUNDS II	JANUARY 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	JANUARY 31, 2011	31

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio†

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund

BlackRock Focus Value Fund

BlackRock Global Allocation Fund†

BlackRock Global Dividend Income Portfolio

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund

BlackRock Global Growth Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Healthcare Fund BlackRock Index Equity Portfolio

BlackRock International Fund BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock International Value Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock Small/Mid-Cap Growth Portfolio

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Utilities and Telecommunications Fund

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Bond Portfolio

BlackRock Emerging Market Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock Global Dividend Income Portfolio†

BlackRock Government Income Portfolio

BlackRock High Income Fund

BlackRock High Yield Bond Portfolio

BlackRock Income Portfolio†

BlackRock Inflation Protected Bond Portfolio

BlackRock Intermediate Government Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock Short-Term Bond Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock Total Return Portfolio II

BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock Municipal Fund BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund	BlackRock New York Municipal Bond Fund BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios	BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015 2035	Retirement 2040
Moderate Prepared Portfolio	2020 2040	2020 2045
Growth Prepared Portfolio	2025 2045	2025 2050
Aggressive Growth Prepared Portfolio	2030 2050	2030 2055
2035

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

32	BLACKROCK FUNDS II	JANUARY 31, 2011

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

INCOME-1/11-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar, functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: April 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: April 4, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: April 4, 2011